Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Operating expenses:
Research and development	$ 381,566	$ 1,532,782	$ 1,707,367	$ 5,037,429	$ 4,249,326	$ 6,914,756
General and administrative	817,898	1,511,165	823,179	4,608,755	3,844,212	5,035,729
Total operating expenses	1,199,464	3,043,947	2,530,546	9,646,184	8,093,538	11,950,485
Loss from operations	(1,199,464)	(3,043,947)	(2,530,546)	(9,646,184)	(8,093,538)	(11,950,485)
Other income (expense):
Other income (expense)	28,728	(557)	84	24,221	(32,913)	(36,352)
Total other income (expense), net	28,728	(557)	84	24,221	(32,913)	(36,352)
Net loss	$ (1,170,736)	$ (3,044,504)	$ (2,530,462)	$ (9,621,963)	$ (8,126,451)	$ (11,986,837)
Net loss per share, basic (in Dollars per share)	$ (0.06)	$ (0.48)	$ (1.58)	$ (0.57)	$ (3.83)	$ (5.19)
Weighted-average shares used to compute net loss per share, basic (in Shares)	21,055,211	6,291,690	1,605,734	16,805,082	2,120,276	2,308,704
Pro-forma net loss per share attributable to common stockholders, basic (unaudited) (in Dollars per share)			$ (1.13)			$ (3.31)
Pro-forma weighted-average shares used to compute pro-forma net loss per share, basic (unaudited) (in Shares)			2,234,664			3,622,084